Impairment of non-financial assets	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Impairment of non-financial assets
12.	Impairment of non-financial assets
There were no material impairment losses for the fiscal years ended March, 2021 and 2022. Refer to Note 34 for the details of impairment of goodwill at the date of transition to IFRS.